Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
AerSale Corp.
(a)
...................... 75,106 $ 534,004
AIRO Group Holdings, Inc.
(a)(b)
............ 18,665 152,680
Astronics Corp.
(a)
..................... 71,570 3,881,957
Byrna Technologies, Inc.
(a)(b)
.............. 42,318 710,519
Cadre Holdings, Inc.
(b)
.................. 66,581 2,719,168
CPI Aerostructures, Inc.
(a)(b)
.............. 24,553 97,230
Ducommun, Inc.
(a)
.................... 32,164 3,059,761
Innovative Solutions & Support, Inc.
(a)(b)
...... 34,441 652,312
National Presto Industries, Inc. ............ 12,166 1,298,842
Optex Systems Holdings, Inc.
(a)
........... 12,565 178,172
Park Aerospace Corp. .................. 42,579 908,636
Red Cat Holdings, Inc.
(a)(b)
............... 239,436 1,898,727
Redwire Corp.
(a)(b)
..................... 171,068 1,300,117
Safe Pro Group, Inc.
(a)(b)
................ 22,414 93,242
Satellogic, Inc. , Class A
(a)(b)
.............. 196,063 366,638
Virgin Galactic Holdings, Inc.
(a)(b)
........... 135,065 433,559
VirTra, Inc.
(a)(b)
....................... 26,649 111,926
18,397,490
Air Freight & Logistics — 0.1%
(a)
Air T, Inc.
(b)
......................... 3,007 56,562
Arrive AI, Inc.
(b)
...................... 5,043 13,263
Freightos Ltd. ....................... 76,634 174,725
Radiant Logistics, Inc.
(b)
................ 82,666 523,276
767,826
Automobile Components — 0.5%
(a)
Cooper-Standard Holdings, Inc. ........... 39,558 1,298,689
Holley, Inc. ......................... 178,216 736,032
Motorcar Parts of America, Inc. ........... 31,048 383,132
Solid Power, Inc. , Class A
(b)
.............. 358,236 1,522,503
Stoneridge, Inc. ...................... 63,787 369,327
Strattec Security Corp. ................. 9,478 721,655
Sypris Solutions, Inc. .................. 31,333 76,453
5,107,791
Automobiles — 0.0%
(a)(b)
Faraday Future Intelligent Electric, Inc. ...... 332,691 339,345
Massimo Group ...................... 12,121 48,241
387,586
Banks — 14.8%
ACNB Corp. ........................ 24,118 1,166,105
Affinity Bancshares, Inc. ................ 10,432 216,777
Amalgamated Financial Corp. ............ 53,782 1,722,637
Amerant Bancorp, Inc. , Class A ........... 85,472 1,667,559
AmeriServ Financial, Inc. ............... 29,850 95,221
Ames National Corp. .................. 20,812 477,844
Arrow Financial Corp. .................. 37,904 1,190,186
Auburn National Bancorp, Inc. ............ 6,092 164,179
Avidbank Holdings, Inc.
(a)
............... 6,531 173,463
Bank First Corp. ..................... 21,145 2,575,884
Bank of Marin Bancorp ................. 34,452 896,097
Bank of the James Financial Group, Inc. ..... 9,426 175,135
Bank7 Corp. ........................ 9,816 402,260
BankFinancial Corp. ................... 25,643 307,716
Bankwell Financial Group, Inc. ............ 16,394 751,173
Bar Harbor Bankshares ................ 38,175 1,185,334
BayCom Corp. ...................... 23,776 699,014
Bayfirst Financial Corp. ................. 7,841 61,552
BCB Bancorp, Inc. .................... 36,423 293,934
Blue Foundry Bancorp
(a)
................ 42,040 522,557
Blue Ridge Bankshares, Inc. ............. 157,648 673,157
Bogota Financial Corp.
(a)
................ 10,091 85,673
Bridgewater Bancshares, Inc.
(a)
........... 48,845 856,253
Security
Shares
Shares Value
Banks (continued)
Broadway Financial Corp.
(a)
.............. 10,185 $ 75,369
Burke & Herbert Financial Services Corp. .... 31,523 1,964,198
Business First Bancshares, Inc. ........... 66,335 1,733,997
BV Financial, Inc.
(a)
................... 19,124 346,909
Byline Bancorp, Inc. ................... 73,183 2,133,284
C&F Financial Corp. ................... 7,193 522,140
California Bancorp .................... 52,680 983,536
Camden National Corp. ................ 39,136 1,697,720
Capital Bancorp, Inc. .................. 27,439 772,957
Capital City Bank Group, Inc. ............. 32,495 1,383,312
Carter Bankshares, Inc.
(a)
............... 52,417 1,030,518
Catalyst Bancorp, Inc.
(a)
................ 8,234 129,685
CB Financial Services, Inc. .............. 10,708 373,281
Central Pacific Financial Corp. ............ 60,598 1,888,234
Central Plains Bancshares, Inc.
(a)
.......... 8,442 142,839
CF Bankshares, Inc. ................... 10,797 269,385
Chain Bridge Bancorp, Inc. , Class A
(a)
....... 5,010 173,546
Chemung Financial Corp. ............... 9,781 545,780
ChoiceOne Financial Services, Inc. ......... 33,547 990,307
Citizens & Northern Corp. ............... 39,723 801,213
Citizens Community Bancorp, Inc. ......... 22,237 396,263
Citizens Financial Services, Inc. ........... 10,506 599,052
Civista Bancshares, Inc. ................ 44,516 989,146
CNB Financial Corp. ................... 68,124 1,782,805
Coastal Financial Corp.
(a)
............... 30,086 3,447,555
CoastalSouth Bancshares, Inc.
(a)(b)
......... 12,517 291,020
Colony Bankcorp, Inc. ................. 39,751 708,363
Commercial Bancgroup, Inc.
(a)(b)
........... 15,860 389,522
Community Trust Bancorp, Inc. ........... 37,270 2,105,755
Community West Bancshares ............ 39,206 882,135
ConnectOne Bancorp, Inc. .............. 111,163 2,914,694
Dime Community Bancshares, Inc. ......... 93,242 2,805,652
Eagle Bancorp Montana, Inc. ............. 17,401 346,280
Eagle Financial Services, Inc. ............ 10,773 428,712
ECB Bancorp, Inc.
(a)(b)
.................. 17,677 307,403
Equity Bancshares, Inc. , Class A .......... 35,799 1,598,425
Esquire Financial Holdings, Inc. ........... 16,863 1,721,206
Farmers & Merchants Bancorp, Inc. ........ 29,628 732,404
Farmers National Banc Corp. ............. 85,462 1,138,354
FB Bancorp, Inc.
(a)
.................... 41,467 532,851
Fidelity D&D Bancorp, Inc. ............... 11,209 487,928
Fifth District Bancorp, Inc.
(a)
.............. 12,248 183,720
Financial Institutions, Inc. ............... 46,240 1,441,301
Finward Bancorp ..................... 8,095 284,863
Finwise Bancorp
(a)(b)
................... 21,849 391,971
First Bancorp, Inc. (The) ................ 25,028 661,740
First Bank .......................... 50,519 831,543
First Business Financial Services, Inc. ....... 18,468 1,002,812
First Capital, Inc. ..................... 7,638 452,170
First Community Bankshares, Inc. ......... 36,579 1,233,810
First Community Corp. ................. 17,297 512,856
First Financial Corp. ................... 26,523 1,602,520
First Foundation, Inc.
(a)(b)
................ 148,317 913,633
First Guaranty Bancshares, Inc. ........... 15,271 82,005
First Internet Bancorp .................. 18,200 379,834
First Mid Bancshares, Inc. ............... 50,741 1,978,899
First National Corp. ................... 18,334 462,750
First Northwest Bancorp ................ 18,940 177,657
First Savings Financial Group, Inc. ......... 12,982 413,607
First Seacoast Bancorp
(a)(b)
.............. 8,311 109,705
First United Corp. .................... 14,131 529,065
First US Bancshares, Inc. ............... 11,626 162,415
First Western Financial, Inc.
(a)
............ 19,407 520,302
Five Star Bancorp .................... 36,344 1,300,388
Flushing Financial Corp. ................ 75,511 1,145,502

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Franklin Financial Services Corp. .......... 9,807 $ 492,311
FS Bancorp, Inc. ..................... 15,191 625,413
FVCBankcorp, Inc. .................... 36,125 502,499
GBank Financial Holdings, Inc.
(a)(b)
......... 21,080 714,401
Great Southern Bancorp, Inc. ............. 19,426 1,195,865
Greene County Bancorp, Inc. ............. 16,167 359,392
Hanmi Financial Corp. ................. 69,210 1,870,746
Hanover Bancorp, Inc. ................. 10,659 246,329
Hawthorn Bancshares, Inc. .............. 13,668 476,740
HBT Financial, Inc. .................... 26,658 689,109
Heritage Commerce Corp. ............... 140,220 1,684,042
Hingham Institution for Savings (The)
(b)
...... 3,908 1,109,716
Home Bancorp, Inc. ................... 15,823 914,569
Home Federal Bancorp, Inc. of Louisiana ..... 4,593 82,674
HomeTrust Bancshares, Inc. ............. 37,463 1,608,661
Horizon Bancorp, Inc. .................. 117,026 1,984,761
IF Bancorp, Inc. ...................... 5,118 137,981
Independent Bank Corp. ................ 46,012 1,496,770
Investar Holding Corp. ................. 21,420 572,342
John Marshall Bancorp, Inc. ............. 29,746 594,623
Kearny Financial Corp. ................. 133,590 989,902
Lake Shore Bancorp, Inc. ............... 9,459 138,669
Landmark Bancorp, Inc. ................ 11,268 295,109
LCNB Corp. ........................ 31,659 518,891
LINKBANCORP, Inc. .................. 50,819 419,765
Magyar Bancorp, Inc.
(b)
................. 13,197 231,145
MainStreet Bancshares, Inc. ............. 16,401 333,924
Mechanics Bancorp ................... 113,248 1,656,818
Mercantile Bank Corp. ................. 37,049 1,782,057
Meridian Corp. ...................... 21,449 377,073
Metrocity Bankshares, Inc. .............. 45,670 1,212,082
Metropolitan Bank Holding Corp. .......... 21,443 1,637,387
Mid Penn Bancorp, Inc. ................. 45,440 1,409,549
Middlefield Banc Corp. ................. 17,109 590,945
Midland States Bancorp, Inc. ............. 48,254 1,021,537
MidWestOne Financial Group, Inc. ......... 38,380 1,477,630
MVB Financial Corp. .................. 26,276 678,709
National Bankshares, Inc. ............... 14,660 491,550
NB Bancorp, Inc. ..................... 92,906 1,841,397
Northeast Bank
(b)
..................... 17,324 1,800,483
Northeast Community Bancorp, Inc. ........ 28,972 655,057
Northfield Bancorp, Inc. ................ 86,425 987,838
Northpointe Bancshares, Inc. ............. 47,712 800,607
Northrim Bancorp, Inc. ................. 50,584 1,346,040
Norwood Financial Corp. ................ 20,259 568,265
NSTS Bancorp, Inc.
(a)
.................. 11,066 143,305
Oak Valley Bancorp ................... 16,058 482,703
Ohio Valley Banc Corp. ................. 8,867 354,503
Old Second Bancorp, Inc. ............... 117,949 2,300,006
OP Bancorp ........................ 27,611 389,867
OptimumBank Holdings, Inc.
(a)
............ 23,232 98,736
Orange County Bancorp, Inc. ............. 26,761 764,027
Origin Bancorp, Inc. ................... 69,552 2,615,851
Orrstown Financial Services, Inc. .......... 43,748 1,549,554
Parke Bancorp, Inc. ................... 23,200 580,928
Pathfinder Bancorp, Inc. ................ 7,706 108,732
Patriot National Bancorp, Inc.
(a)
........... 158,770 288,961
PB Bankshares, Inc.
(a)
.................. 5,174 109,430
PCB Bancorp ....................... 25,237 546,381
Peapack-Gladstone Financial Corp. ........ 37,463 1,043,345
Peoples Bancorp of North Carolina, Inc. ..... 9,930 359,466
Peoples Bancorp, Inc. ................. 81,418 2,444,983
Peoples Financial Services Corp. .......... 21,677 1,055,887
Pioneer Bancorp, Inc.
(a)
................. 26,042 351,046
Plumas Bancorp ..................... 15,163 677,634
Security
Shares
Shares Value
Banks (continued)
Ponce Financial Group, Inc.
(a)
............ 45,952 $ 751,315
Preferred Bank ...................... 23,497 2,218,822
Primis Financial Corp. .................. 49,262 685,234
Princeton Bancorp, Inc. ................. 12,102 419,818
Provident Financial Holdings, Inc. .......... 12,403 197,332
QCR Holdings, Inc. ................... 38,592 3,214,714
RBB Bancorp ....................... 38,066 785,682
Red River Bancshares, Inc. .............. 11,487 820,516
Rhinebeck Bancorp, Inc.
(a)
............... 10,780 129,576
Richmond Mutual Bancorp, Inc. ........... 19,043 267,364
Riverview Bancorp, Inc. ................ 48,086 241,392
SB Financial Group, Inc. ................ 13,569 302,182
Shore Bancshares, Inc. ................. 71,838 1,270,096
Sierra Bancorp ...................... 28,710 938,243
SmartFinancial, Inc. ................... 34,026 1,258,622
Sound Financial Bancorp, Inc. ............ 5,021 219,066
South Plains Financial, Inc. .............. 29,927 1,161,168
Southern First Bancshares, Inc.
(a)
.......... 18,210 938,179
Southern Missouri Bancorp, Inc. ........... 22,479 1,328,958
SR Bancorp, Inc.
(b)
.................... 17,442 274,537
Sterling Bancorp, Inc.
(a)(c)
................ 46,554 —
Summit State Bank
(a)
.................. 11,290 131,303
Texas Community Bancshares, Inc. ........ 4,907 88,179
Third Coast Bancshares, Inc.
(a)(b)
........... 30,176 1,146,990
Timberland Bancorp, Inc. ............... 17,298 619,268
TrustCo Bank Corp. ................... 42,851 1,771,032
Union Bankshares, Inc. ................. 8,642 205,075
United Bancorp, Inc. ................... 12,382 177,682
United Security Bancshares .............. 32,733 329,621
Unity Bancorp, Inc. .................... 17,175 888,291
Univest Financial Corp. ................. 66,178 2,166,668
USCB Financial Holdings, Inc. , Class A ...... 26,955 496,511
Virginia National Bankshares Corp. ......... 11,014 438,908
Washington Trust Bancorp, Inc. ........... 44,399 1,311,990
West Bancorp, Inc. .................... 35,488 787,479
Western New England Bancorp, Inc. ........ 42,534 536,779
161,103,823
Beverages — 0.0%
(a)
Willamette Valley Vineyards, Inc. .......... 10,289 31,381
Zevia PBC , Class A ................... 129,412 300,236
331,617
Biotechnology — 16.7%
4D Molecular Therapeutics, Inc.
(a)(b)
......... 93,929 704,467
Abeona Therapeutics, Inc.
(a)(b)
............ 102,204 538,615
Absci Corp.
(a)(b)
...................... 318,902 1,112,968
Achieve Life Sciences, Inc.
(a)(b)
............ 100,064 497,318
Acrivon Therapeutics, Inc.
(a)(b)
............. 41,011 98,837
Actinium Pharmaceuticals, Inc.
(a)(b)
......... 74,941 101,920
Actuate Therapeutics, Inc.
(a)(b)
............. 21,960 134,395
Acumen Pharmaceuticals, Inc.
(a)(b)
.......... 88,835 187,442
ADC Therapeutics SA
(a)
................ 201,430 711,048
Agenus, Inc.
(a)(b)
...................... 73,868 231,946
Akebia Therapeutics, Inc.
(a)
.............. 592,303 953,608
Aldeyra Therapeutics, Inc.
(a)(b)
............. 126,913 657,409
Alector, Inc.
(a)
....................... 186,726 291,293
Altimmune, Inc.
(a)(b)
.................... 207,120 747,703
AnaptysBio, Inc.
(a)(b)
................... 43,153 2,092,057
Anavex Life Sciences Corp.
(a)(b)
........... 195,528 696,080
Anika Therapeutics, Inc.
(a)(b)
.............. 29,005 278,738
Anixa Biosciences, Inc.
(a)(b)
............... 72,494 226,181
Annexon, Inc.
(a)(b)
..................... 232,401 1,166,653
Arbutus Biopharma Corp.
(a)(b)
............. 354,096 1,703,202
Arcturus Therapeutics Holdings, Inc.
(a)(b)
...... 59,206 362,933

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Armata Pharmaceuticals, Inc.
(a)
........... 25,851 $ 162,344
ArriVent Biopharma, Inc.
(a)(b)
.............. 68,942 1,387,113
Artiva Biotherapeutics, Inc.
(a)(b)
............ 7,937 34,050
Assembly Biosciences, Inc.
(a)(b)
............ 22,338 759,715
Astria Therapeutics, Inc.
(a)(b)
.............. 96,674 1,265,463
Atara Biotherapeutics, Inc.
(a)
............. 9,479 171,475
aTyr Pharma, Inc.
(a)(b)
.................. 229,032 179,355
Aura Biosciences, Inc.
(a)(b)
............... 102,902 560,816
Avalo Therapeutics, Inc.
(a)(b)
.............. 24,626 447,208
Avita Medical, Inc.
(a)(b)
.................. 29,783 102,751
Benitec Biopharma, Inc.
(a)(b)
.............. 34,831 469,174
Beyondspring, Inc.
(a)(b)
.................. 71,147 115,970
Biomea Fusion, Inc.
(a)(b)
................. 146,808 182,042
Black Diamond Therapeutics, Inc.
(a)(b)
....... 107,587 261,436
Boundless Bio, Inc.
(a)
.................. 38,532 46,238
Bright Minds Biosciences, Inc.
(a)
........... 11,800 920,872
C4 Therapeutics, Inc.
(a)
................. 167,051 319,067
Cabaletta Bio, Inc.
(a)(b)
.................. 207,812 455,108
CAMP4 Therapeutics Corp.
(a)(b)
............ 10,666 65,383
Candel Therapeutics, Inc.
(a)(b)
............. 101,417 573,006
Capricor Therapeutics, Inc.
(a)
............. 89,575 2,585,134
Cardiff Oncology, Inc.
(a)(b)
................ 145,046 407,579
CareDx, Inc.
(a)
....................... 121,238 2,284,124
Cartesian Therapeutics, Inc.
(a)(b)
........... 23,875 172,139
Celcuity, Inc.
(a)(b)
...................... 75,082 7,488,679
Celularity, Inc. , Class A
(a)
................ 36,340 40,337
CervoMed, Inc.
(a)(b)
.................... 14,206 112,227
Cibus, Inc. , Class A
(a)(b)
................. 77,356 134,599
Cidara Therapeutics, Inc.
(a)
.............. 45,749 10,105,497
Citius Oncology, Inc.
(a)(b)
................ 19,853 19,853
Climb Bio, Inc.
(a)(b)
.................... 71,821 287,284
Cogent Biosciences, Inc.
(a)
............... 324,406 11,522,901
Coherus Oncology, Inc.
(a)(b)
.............. 247,888 352,001
Compass Therapeutics, Inc.
(a)(b)
........... 305,777 1,642,022
Corbus Pharmaceuticals Holdings, Inc.
(a)(b)
.... 25,734 209,475
Corvus Pharmaceuticals, Inc.
(a)(b)
.......... 133,949 1,031,407
Coya Therapeutics, Inc.
(a)(b)
.............. 43,139 250,206
Cullinan Therapeutics, Inc.
(a)
............. 125,690 1,300,891
Design Therapeutics, Inc.
(a)
.............. 55,884 524,192
DiaMedica Therapeutics, Inc.
(a)(b)
.......... 78,296 623,236
Dianthus Therapeutics, Inc.
(a)
............. 57,196 2,357,047
Dyadic International, Inc.
(a)
............... 65,538 61,606
Editas Medicine, Inc.
(a)(b)
................ 211,884 434,362
Eledon Pharmaceuticals, Inc.
(a)(b)
.......... 131,769 198,971
Elicio Therapeutics, Inc.
(a)(b)
.............. 22,628 180,119
Elutia, Inc. , Class A
(a)
.................. 53,867 37,314
Emergent BioSolutions, Inc.
(a)
............ 121,914 1,506,857
Enanta Pharmaceuticals, Inc.
(a)
........... 63,658 1,003,887
Entrada Therapeutics, Inc.
(a)
............. 66,563 684,268
Erasca, Inc.
(a)
....................... 405,894 1,509,926
Estrella Immunopharma, Inc.
(a)(b)
........... 24,097 37,591
Exagen, Inc.
(a)(b)
...................... 35,912 218,345
Exicure, Inc.
(a)(b)
...................... 3,856 20,900
eXoZymes, Inc.
(a)
..................... 5,808 63,307
Fate Therapeutics, Inc.
(a)
................ 254,585 250,155
Fennec Pharmaceuticals, Inc.
(a)(b)
.......... 55,000 423,500
Fibrobiologics, Inc.
(a)(b)
.................. 112,526 25,307
Foghorn Therapeutics, Inc.
(a)
............. 77,962 420,995
Forte Biosciences, Inc.
(a)
................ 24,900 679,023
Fortress Biotech, Inc.
(a)(b)
................ 53,408 195,473
Gain Therapeutics, Inc.
(a)(b)
.............. 81,055 260,997
Galectin Therapeutics, Inc.
(a)(b)
............ 106,204 441,809
Genelux Corp.
(a)(b)
.................... 78,627 342,814
Gossamer Bio, Inc.
(a)(b)
................. 449,296 1,392,818
Greenwich Lifesciences, Inc.
(a)(b)
........... 14,755 310,003
Security
Shares
Shares Value
Biotechnology (continued)
Heron Therapeutics, Inc.
(a)(b)
.............. 359,179 $ 466,933
Humacyte, Inc.
(a)(b)
.................... 361,684 347,397
Immix Biopharma, Inc.
(a)(b)
............... 49,575 259,277
ImmuCell Corp.
(a)
..................... 15,164 93,259
Immuneering Corp. , Class A
(a)(b)
........... 127,110 836,384
Immunic, Inc.
(a)(b)
..................... 231,828 123,727
Immunome, Inc.
(a)(b)
................... 218,475 4,692,843
Inhibikase Therapeutics, Inc.
(a)(b)
........... 141,843 290,778
Inhibrx Biosciences, Inc.
(a)(b)
.............. 21,069 1,664,451
Inmune Bio, Inc.
(a)(b)
................... 44,396 69,258
Inovio Pharmaceuticals, Inc.
(a)(b)
........... 122,532 213,206
Insight Molecular Diagnostics, Inc.
(a)(b)
....... 24,668 185,010
Instil Bio, Inc.
(a)
...................... 8,557 94,127
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 373,972 1,260,286
Jade Biosciences, Inc.
(b)
................ 108,088 1,667,798
Jasper Therapeutics, Inc.
(a)(b)
............. 61,932 113,336
Kalaris Therapeutics, Inc.
(a)
.............. 10,754 90,764
KalVista Pharmaceuticals, Inc.
(a)(b)
.......... 89,731 1,449,156
Karyopharm Therapeutics, Inc.
(a)
.......... 34,196 251,683
Kezar Life Sciences, Inc.
(a)
............... 14,828 93,268
Kodiak Sciences, Inc.
(a)
................. 76,539 2,140,030
Korro Bio, Inc.
(a)(b)
..................... 14,969 119,902
Kyverna Therapeutics, Inc.
(a)
............. 56,204 528,318
Lantern Pharma, Inc.
(a)(b)
................ 19,399 58,779
Larimar Therapeutics, Inc.
(a)(b)
............. 113,157 431,128
Lexeo Therapeutics, Inc.
(a)
............... 147,360 1,463,285
MacroGenics, Inc.
(a)(b)
.................. 135,824 218,677
MAIA Biotechnology, Inc.
(a)(b)
............. 54,909 84,011
MapLight Therapeutics, Inc.
(a)(b)
........... 39,366 691,464
MDxHealth SA
(a)
..................... 90,821 324,231
MediciNova, Inc.
(a)
.................... 112,269 147,072
Medicus Pharma Ltd.
(a)(b)
................ 31,580 48,317
MeiraGTx Holdings plc
(a)(b)
............... 105,650 839,918
Metagenomi, Inc.
(a)(b)
................... 63,673 103,150
MiMedx Group, Inc.
(a)
.................. 276,603 1,872,602
Mineralys Therapeutics, Inc.
(a)
............ 109,094 3,959,021
Monopar Therapeutics, Inc.
(a)
............. 10,681 697,469
Monte Rosa Therapeutics, Inc.
(a)(b)
......... 109,048 1,709,873
Neurogene, Inc.
(a)
..................... 23,069 475,221
Nkarta, Inc.
(a)
........................ 97,373 180,140
Nurix Therapeutics, Inc.
(a)
............... 233,651 4,432,359
Nuvectis Pharma, Inc.
(a)(b)
............... 36,031 272,034
Olema Pharmaceuticals, Inc.
(a)(b)
........... 138,876 3,471,900
OnKure Therapeutics, Inc.
(a)(b)
............ 25,263 73,263
Organogenesis Holdings, Inc. , Class A
(a)
..... 159,730 827,401
ORIC Pharmaceuticals, Inc.
(a)(b)
........... 154,658 1,265,102
Oruka Therapeutics, Inc.
(a)(b)
.............. 90,170 2,733,053
OS Therapies, Inc.
(a)(b)
.................. 55,466 77,652
Outlook Therapeutics, Inc.
(a)(b)
............ 66,384 104,887
Palvella Therapeutics, Inc.
(a)
............. 16,897 1,768,609
PDS Biotechnology Corp.
(a)(b)
............. 107,973 83,118
PepGen, Inc.
(a)
...................... 103,027 670,706
Perspective Therapeutics, Inc.
(a)(b)
.......... 139,327 383,149
PMV Pharmaceuticals, Inc.
(a)(b)
............ 104,334 130,417
Praxis Precision Medicines, Inc.
(a)
.......... 52,563 15,492,419
Precigen, Inc.
(a)(b)
..................... 421,409 1,761,490
Precision BioSciences, Inc.
(a)(b)
............ 22,521 93,687
Prime Medicine, Inc.
(a)(b)
................ 232,556 806,969
Protalix BioTherapeutics, Inc.
(a)(b)
.......... 166,712 300,082
Protara Therapeutics, Inc.
(a)
.............. 82,335 438,846
Puma Biotechnology, Inc.
(a)(b)
............. 100,635 598,778
Pyxis Oncology, Inc.
(a)
.................. 112,418 129,281
Quince Therapeutics, Inc.
(a)
.............. 109,305 366,172
Rein Therapeutics, Inc.
(a)
................ 49,244 57,123
Replimune Group, Inc.
(a)
................ 161,800 1,572,696

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Rezolute, Inc.
(a)
...................... 190,515 $ 449,615
Rigel Pharmaceuticals, Inc.
(a)
............. 41,184 1,763,911
Sagimet Biosciences, Inc. , Class A
(a)(b)
....... 82,101 486,038
Savara, Inc.
(a)
....................... 330,874 1,995,170
SELLAS Life Sciences Group, Inc.
(a)(b)
....... 289,220 1,090,359
Senti Biosciences, Inc.
(a)(b)
............... 17,928 18,645
Sera Prognostics, Inc. , Class A
(a)(b)
......... 68,578 202,305
Seres Therapeutics, Inc.
(a)(b)
.............. 15,209 226,310
Serina Therapeutics, Inc.
(a)(b)
............. 13,524 25,871
Sionna Therapeutics, Inc.
(a)(b)
............. 37,501 1,542,791
Skye Bioscience, Inc.
(a)
................. 45,582 34,173
Solid Biosciences, Inc.
(a)
................ 137,879 777,638
Stoke Therapeutics, Inc.
(a)(b)
.............. 104,546 3,318,290
Surrozen, Inc.
(a)
...................... 10,368 234,317
Sutro Biopharma, Inc.
(a)
................. 17,981 208,040
Tango Therapeutics, Inc.
(a)(b)
.............. 248,514 2,201,834
Taysha Gene Therapies, Inc.
(a)(b)
........... 516,396 2,840,178
Tectonic Therapeutic, Inc.
(a)(b)
............. 25,713 536,373
Tevogen Bio Holdings, Inc.
(a)(b)
............ 81,154 26,870
Tonix Pharmaceuticals Holding Corp.
(a)(b)
..... 27,162 424,270
TriSalus Life Sciences, Inc.
(a)(b)
............ 70,794 494,142
TScan Therapeutics, Inc.
(a)
.............. 105,355 105,355
TuHURA Biosciences, Inc.
(a)(b)
............ 77,481 58,630
Tyra Biosciences, Inc.
(a)
................ 60,546 1,591,754
UroGen Pharma Ltd.
(a)(b)
................ 86,292 2,020,959
Vanda Pharmaceuticals, Inc.
(a)
............ 130,187 1,148,249
Verastem, Inc.
(a)(b)
..................... 124,953 964,637
Viridian Therapeutics, Inc.
(a)
.............. 186,451 5,802,355
Vistagen Therapeutics, Inc.
(a)(b)
............ 70,743 46,825
Voyager Therapeutics, Inc.
(a)
............. 109,028 428,480
vTv Therapeutics, Inc. , Class A
(a)(b)
......... 3,285 131,367
Whitehawk Therapeutics, Inc.
(a)(b)
.......... 89,538 216,682
XBiotech, Inc.
(a)(b)
..................... 47,501 113,527
XOMA Royalty Corp.
(a)(b)
................ 22,249 591,601
Zenas Biopharma, Inc.
(a)(b)
............... 44,100 1,601,271
Zentalis Pharmaceuticals, Inc.
(a)(b)
.......... 136,837 184,730
Zura Bio Ltd. , Class A
(a)
................. 100,101 524,529
Zymeworks, Inc.
(a)
.................... 116,135 3,057,835
181,877,244
Broadline Retail — 0.1%
(a)
1stdibs.com, Inc. ..................... 55,985 335,350
Groupon, Inc.
(b)
...................... 59,438 1,046,703
1,382,053
Building Products — 0.3%
Alpha Pro Tech Ltd.
(a)
.................. 20,459 90,838
Caesarstone Ltd.
(a)
.................... 48,659 90,506
Insteel Industries, Inc. .................. 43,661 1,382,744
Quanex Building Products Corp. ........... 107,743 1,657,087
3,221,175
Capital Markets — 0.5%
Aether Holdings, Inc.
(a)(b)
................ 9,174 56,879
ALT5 Sigma Corp.
(a)(b)
.................. 225,179 247,697
AlTi Global, Inc. , Class A
(a)(b)
............. 101,289 469,981
B Riley Financial, Inc.
(a)(b)
................ 48,810 227,943
Bakkt Holdings, Inc. , Class A
(a)(b)
........... 33,594 337,284
Binah Capital Group, Inc.
(a)
.............. 10,209 29,402
Diamond Hill Investment Group, Inc. ........ 5,887 997,847
Dominari Holdings, Inc. ................. 17,119 84,739
Fold Holdings, Inc.
(a)(b)
.................. 14,059 36,694
Forge Global Holdings, Inc.
(a)
............. 25,908 1,154,460
Great Elm Group, Inc.
(a)
................ 29,075 74,141
Hennessy Advisors, Inc. ................ 11,299 108,470
Heritage Global, Inc.
(a)
................. 75,255 93,316
Security
Shares
Shares Value
Capital Markets (continued)
Innventure, Inc.
(a)(b)
.................... 63,692 $ 266,233
MarketWise, Inc. ..................... 4,657 69,948
Open Lending Corp. , Class A
(a)
............ 236,855 367,125
Siebert Financial Corp.
(a)(b)
............... 34,127 119,786
Silvercrest Asset Management Group, Inc. , Class
A ............................. 16,151 245,334
Value Line, Inc. ...................... 1,836 70,557
Westwood Holdings Group, Inc. ........... 17,472 300,693
5,358,529
Chemicals — 0.7%
AdvanSix, Inc. ....................... 61,382 1,061,909
American Vanguard Corp.
(a)
.............. 59,797 228,425
Arq, Inc.
(a)
.......................... 74,808 244,622
Ascent Industries Co.
(a)
................. 19,009 307,756
ASP Isotopes, Inc.
(a)(b)
.................. 216,297 1,157,189
Aspen Aerogels, Inc.
(a)
................. 155,017 438,698
Core Molding Technologies, Inc.
(a)
.......... 19,054 382,033
Flexible Solutions International, Inc. ........ 16,874 113,478
Flotek Industries, Inc.
(a)(b)
................ 33,311 573,948
Intrepid Potash, Inc.
(a)
.................. 25,158 697,631
Koppers Holdings, Inc. ................. 44,148 1,195,528
Northern Technologies International Corp. .... 17,809 139,444
Rayonier Advanced Materials, Inc.
(a)
........ 150,636 887,246
Solesence, Inc.
(a)
..................... 44,686 71,274
Trinseo plc
(b)
........................ 82,234 40,870
Valhi, Inc. .......................... 5,836 70,324
7,610,375
Commercial Services & Supplies — 1.1%
ACCO Brands Corp. ................... 204,026 761,017
Bridger Aerospace Group Holdings, Inc.
(a)(b)
... 78,486 143,629
CompX International, Inc. , Class A ......... 3,720 86,564
Ennis, Inc. ......................... 57,017 1,026,876
Enviri Corp.
(a)(b)
...................... 177,814 3,186,427
Interface, Inc. ....................... 135,177 3,774,142
Knightscope, Inc. , Class A
(a)(b)
............ 22,674 84,121
Liquidity Services, Inc.
(a)
................ 54,356 1,647,530
Mobile Infrastructure Corp.
(a)(b)
............ 30,643 78,140
NL Industries, Inc. .................... 19,885 108,771
Odyssey Marine Exploration, Inc.
(a)(b)
........ 107,775 211,239
Perma-Fix Environmental Services, Inc.
(a)(b)
... 40,498 509,870
Quad/Graphics, Inc. , Class A ............. 67,557 423,582
Quest Resource Holding Corp.
(a)(b)
......... 32,620 60,673
Team, Inc.
(a)
........................ 6,666 94,191
Virco Mfg. Corp. ..................... 26,255 167,770
12,364,542
Communications Equipment — 2.3%
ADTRAN Holdings, Inc.
(a)(b)
.............. 173,869 1,510,922
Applied Optoelectronics, Inc.
(a)(b)
........... 140,762 4,906,963
Aviat Networks, Inc.
(a)(b)
................. 27,065 578,650
BK Technologies Corp.
(a)
................ 6,671 497,590
Clearfield, Inc.
(a)(b)
..................... 26,879 783,523
CommScope Holding Co., Inc.
(a)
........... 509,570 9,238,504
Comtech Telecommunications Corp.
(a)(b)
...... 60,668 320,934
Digi International, Inc.
(a)
................. 84,943 3,677,182
Franklin Wireless Corp. ................. 21,722 94,925
Genasys, Inc.
(a)(b)
..................... 95,940 205,791
Inseego Corp.
(a)(b)
..................... 29,365 301,579
KVH Industries, Inc.
(a)
.................. 30,449 212,229
Lantronix, Inc.
(a)
...................... 68,873 403,596
NETGEAR, Inc.
(a)
..................... 63,979 1,569,405
Ribbon Communications, Inc.
(a)(b)
.......... 218,969 630,631
24,932,424

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering — 1.4%
Bowman Consulting Group Ltd.
(a)(b)
......... 32,865 $ 1,085,202
Concrete Pumping Holdings, Inc. .......... 51,255 343,921
Great Lakes Dredge & Dock Corp.
(a)
........ 155,503 2,040,199
INNOVATE Corp.
(a)
.................... 11,782 53,255
JFB Construction Holdings , Class A
(a)
....... 2,730 39,913
Limbach Holdings, Inc.
(a)(b)
............... 24,800 1,930,680
Matrix Service Co.
(a)
................... 63,392 741,687
NWPX Infrastructure, Inc.
(a)
.............. 22,127 1,382,716
Orion Group Holdings, Inc.
(a)(b)
............ 88,161 876,320
Shimmick Corp.
(a)
..................... 6,678 19,500
Southland Holdings, Inc.
(a)
............... 30,297 100,586
Tutor Perini Corp. .................... 103,962 6,967,533
15,581,512
Construction Materials — 0.0%
Smith-Midland Corp.
(a)
................. 6,398 232,503
Consumer Finance — 1.2%
Atlanticus Holdings Corp.
(a)(b)
............. 12,469 834,800
Consumer Portfolio Services, Inc.
(a)
......... 22,477 209,710
Dave, Inc. , Class A
(a)(b)
................. 24,190 5,355,908
DeFi Development Corp.
(a)(b)
............. 51,150 258,308
LendingTree, Inc.
(a)(b)
.................. 26,123 1,386,870
Medallion Financial Corp. ............... 38,231 393,397
NerdWallet, Inc. , Class A
(a)
............... 100,088 1,356,192
Oportun Financial Corp.
(a)
............... 94,237 498,514
OppFi, Inc. , Class A ................... 62,376 652,453
Regional Management Corp. ............. 21,186 820,957
Vroom, Inc.
(a)
........................ 2,466 49,024
World Acceptance Corp.
(a)
............... 6,949 975,570
12,791,703
Consumer Staples Distribution & Retail — 0.2%
HF Foods Group, Inc.
(a)(b)
................ 93,990 202,078
Natural Grocers by Vitamin Cottage, Inc. ..... 29,861 748,018
Village Super Market, Inc. , Class A ......... 21,417 758,055
1,708,151
Containers & Packaging — 0.2%
Myers Industries, Inc. .................. 86,752 1,623,997
Ranpak Holdings Corp. , Class A
(a)
......... 109,772 593,867
2,217,864
Distributors — 0.2%
AMCON Distributing Co.
(b)
............... 370 40,996
Gold.com, Inc. ....................... 44,408 1,512,092
Weyco Group, Inc. .................... 14,252 435,969
1,989,057
Diversified Consumer Services — 0.5%
American Public Education, Inc.
(a)(b)
......... 40,674 1,537,477
Carriage Services, Inc. ................. 33,195 1,404,149
European Wax Center, Inc. , Class A
(a)
....... 68,256 245,722
Legacy Education, Inc.
(a)(b)
............... 21,670 220,817
Lincoln Educational Services Corp.
(a)
........ 69,300 1,673,595
Nerdy, Inc. , Class A
(a)(b)
................. 140,836 146,469
Regis Corp.
(a)
....................... 5,015 139,166
5,367,395
Diversified REITs — 0.3%
Alpine Income Property Trust, Inc. ......... 30,543 510,679
CTO Realty Growth, Inc. ................ 72,797 1,340,193
Gladstone Commercial Corp. ............. 107,584 1,147,921
Modiv Industrial, Inc. , Class C ............ 21,810 313,846
NexPoint Diversified Real Estate Trust ...... 86,044 329,548
3,642,187
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)
....................... 26,346 $ 575,133
ATN International, Inc. ................. 23,204 529,051
Bandwidth, Inc. , Class A
(a)
............... 63,997 988,754
IDT Corp. , Class B .................... 38,037 1,947,875
4,040,813
Electric Utilities — 0.1%
Genie Energy Ltd. , Class B .............. 49,157 677,383
Electrical Equipment — 1.9%
Allient, Inc.
(b)
........................ 33,497 1,800,464
American Superconductor Corp.
(a)
......... 102,194 2,941,143
Amprius Technologies, Inc.
(a)(b)
............ 256,926 2,027,146
Broadwind, Inc.
(a)
..................... 48,866 138,291
Espey Mfg. & Electronics Corp. ........... 5,013 236,263
FTC Solar, Inc.
(a)
..................... 23,260 253,767
FuelCell Energy, Inc.
(a)
................. 76,023 555,728
Hyliion Holdings Corp. , Class A
(a)(b)
......... 289,979 533,561
Ideal Power, Inc.
(a)(b)
................... 18,259 56,420
KULR Technology Group, Inc.
(a)(b)
.......... 93,018 275,333
LSI Industries, Inc. .................... 63,546 1,164,163
NANO Nuclear Energy, Inc.
(a)(b)
............ 93,638 2,248,248
NeoVolta, Inc.
(a)(b)
..................... 71,208 216,472
Power Solutions International, Inc.
(a)(b)
....... 19,991 1,142,286
Preformed Line Products Co. ............. 6,017 1,243,774
SKYX Platforms Corp.
(a)(b)
............... 166,885 362,141
SolarMax Technology, Inc.
(a)(b)
............ 91,155 74,820
SunPower, Inc.
(a)(b)
.................... 143,741 225,673
T1 Energy, Inc.
(a)(b)
.................... 311,679 2,082,016
Thermon Group Holdings, Inc.
(a)
........... 76,833 2,855,114
Ultralife Corp.
(a)
...................... 24,811 141,919
Zeo Energy Corp.
(a)
................... 36,875 40,194
20,614,936
Electronic Equipment, Instruments & Components — 3.1%
908 Devices, Inc.
(a)
.................... 64,107 336,562
Aeva Technologies, Inc.
(a)(b)
.............. 87,586 1,163,142
Airgain, Inc.
(a)
....................... 23,503 95,422
AmpliTech Group, Inc.
(a)(b)
............... 43,198 129,162
Arlo Technologies, Inc.
(a)
................ 231,821 3,243,176
Bel Fuse, Inc. , Class A
(b)
................ 3,770 572,286
Bel Fuse, Inc. , Class B, NVS
(b)
............ 24,300 4,122,009
Climb Global Solutions, Inc. .............. 8,986 923,671
Coda Octopus Group, Inc.
(a)(b)
............ 11,880 110,484
Daktronics, Inc.
(a)(b)
.................... 89,128 1,762,061
Evolv Technologies Holdings, Inc.
(a)(b)
....... 357,190 2,557,480
Focus Universal, Inc.
(a)(b)
................ 7,393 5,989
Frequency Electronics, Inc.
(a)(b)
............ 15,370 827,521
Identiv, Inc.
(a)
........................ 46,541 178,717
Kimball Electronics, Inc.
(a)
............... 56,844 1,581,400
LGL Group, Inc. (The)
(a)
................ 8,697 50,008
LightPath Technologies, Inc. , Class A
(a)
...... 92,803 1,002,272
Methode Electronics, Inc. ............... 78,027 518,099
MicroVision, Inc.
(a)(b)
................... 702,290 581,566
M-Tron Industries, Inc.
(a)
................ 5,719 304,365
Neonode, Inc.
(a)
...................... 29,270 50,930
nLight, Inc.
(a)(b)
....................... 108,047 4,052,843
Ouster, Inc. , Class A
(a)
.................. 127,735 2,764,185
Powerfleet, Inc.
(a)
..................... 290,886 1,547,514
Research Frontiers, Inc.
(a)
............... 64,472 84,458
RF Industries Ltd.
(a)
................... 19,257 111,305
Richardson Electronics Ltd. .............. 27,867 303,193
ScanSource, Inc.
(a)
.................... 51,125 1,996,943
Sono-Tek Corp.
(a)
..................... 16,883 69,727
Syntec Optics Holdings, Inc.
(a)(b)
........... 13,488 38,576
Unusual Machines, Inc.
(a)(b)
.............. 72,716 926,402

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group, Inc.
(a)
............ 27,889 $ 1,073,727
Vuzix Corp.
(a)(b)
...................... 157,978 597,157
Wrap Technologies, Inc.
(a)(b)
.............. 83,393 198,475
33,880,827
Energy Equipment & Services — 1.4%
Bristow Group, Inc.
(a)(b)
................. 66,500 2,435,230
Dawson Geophysical Co.
(a)
.............. 16,464 25,684
DMC Global, Inc.
(a)
.................... 45,202 302,401
Drilling Tools International Corp.
(a)
.......... 41,967 102,819
Energy Services of America Corp. ......... 27,686 226,195
Forum Energy Technologies, Inc.
(a)
......... 23,917 883,733
Geospace Technologies Corp.
(a)(b)
.......... 27,808 470,233
Gulf Island Fabrication, Inc.
(a)
............. 34,365 411,349
KLX Energy Services Holdings, Inc.
(a)(b)
...... 35,486 67,069
Mammoth Energy Services, Inc.
(a)
.......... 58,528 108,277
MIND Technology, Inc.
(a)(b)
............... 18,625 163,714
National Energy Services Reunited Corp.
(a)
... 142,558 2,232,458
Natural Gas Services Group, Inc. .......... 23,736 798,716
NCS Multistage Holdings, Inc.
(a)
........... 1,940 76,611
Oil States International, Inc.
(a)
............. 131,681 891,480
Ranger Energy Services, Inc. , Class A ....... 46,764 653,761
SEACOR Marine Holdings, Inc.
(a)
.......... 51,369 309,241
Select Water Solutions, Inc. , Class A ........ 221,192 2,326,940
Smart Sand, Inc. ..................... 67,875 271,500
TETRA Technologies, Inc.
(a)
.............. 296,978 2,782,684
15,540,095
Entertainment — 0.3%
Cineverse Corp.
(a)(b)
................... 37,307 78,718
CuriosityStream, Inc. , Class A ............ 95,406 362,543
Eventbrite, Inc. , Class A
(a)
............... 176,730 786,449
Gaia, Inc. , Class A
(a)
................... 39,253 142,488
Golden Matrix Group, Inc.
(a)(b)
............. 50,541 40,473
Marcus Corp. (The) ................... 53,302 826,714
Playstudios, Inc. , Class A
(a)
.............. 204,073 132,954
PodcastOne, Inc.
(a)
.................... 10,507 25,952
Reservoir Media, Inc.
(a)
................. 47,420 358,969
Skillz, Inc. , Class A
(a)(b)
................. 20,567 88,644
Starz Entertainment Corp.
(b)
.............. 26,864 314,309
3,158,213
Financial Services — 0.9%
Acacia Research Corp.
(a)
................ 79,736 298,213
Alerus Financial Corp. ................. 55,017 1,238,983
Better Home & Finance Holding Co.
(a)(b)
...... 13,189 429,698
Cantaloupe, Inc.
(a)(b)
................... 130,208 1,382,809
Cass Information Systems, Inc. ........... 27,724 1,151,100
Finance of America Cos., Inc. , Class A
(a)(b)
.... 11,841 286,671
International Money Express, Inc.
(a)(b)
........ 64,161 985,513
loanDepot, Inc. , Class A
(a)(b)
.............. 208,336 431,256
NewtekOne, Inc. ..................... 52,484 595,693
Onity Group, Inc.
(a)
.................... 15,529 711,073
Paysign, Inc.
(a)
....................... 81,467 419,555
Priority Technology Holdings, Inc.
(a)
......... 64,117 349,438
Security National Financial Corp. , Class A
(a)
... 38,336 345,407
SWK Holdings Corp. .................. 6,922 119,058
Triller Group, Inc.
(a)(b)
................... 228,560 7,314
Usio, Inc.
(a)
......................... 52,153 70,928
Velocity Financial, Inc.
(a)
................ 26,578 551,759
Waterstone Financial, Inc. ............... 35,571 588,700
XBP Global Holdings, Inc.
(a)(b)
............. 19,145 130,377
10,093,545
Security
Shares
Shares Value
Food Products — 0.6%
Alico, Inc. .......................... 13,071 $ 475,523
Barfresh Food Group, Inc.
(a)
.............. 16,018 46,933
Beyond Meat, Inc.
(a)(b)
.................. 895,599 734,391
Bridgford Foods Corp.
(a)
................ 3,649 28,462
Calavo Growers, Inc. .................. 39,327 855,362
Farmer Bros Co.
(a)(b)
................... 40,081 58,518
Forafric Global plc
(a)(b)
.................. 11,892 131,169
Laird Superfood, Inc.
(a)
................. 20,994 46,607
Lifeway Foods, Inc.
(a)(b)
................. 11,939 289,282
Limoneira Co. ....................... 38,834 490,279
Mama's Creations, Inc.
(a)
................ 85,758 1,156,876
Seneca Foods Corp. , Class A
(a)
........... 10,910 1,206,973
SunOpta, Inc.
(a)
...................... 223,730 850,174
6,370,549
Gas Utilities — 0.0%
RGC Resources, Inc. .................. 19,460 414,498
Ground Transportation — 0.3%
Covenant Logistics Group, Inc. , Class A ...... 35,589 784,381
FTAI Infrastructure, Inc. ................. 256,403 1,182,018
PAMT Corp.
(a)(b)
...................... 11,305 136,564
Proficient Auto Logistics, Inc.
(a)(b)
........... 56,676 546,357
Universal Logistics Holdings, Inc. .......... 15,872 241,096
2,890,416
Health Care Equipment & Supplies — 3.2%
Accuray, Inc.
(a)
....................... 231,988 191,297
Acme United Corp. .................... 7,873 317,361
AngioDynamics, Inc.
(a)
................. 91,821 1,178,982
Anteris Technologies Global Corp.
(a)(b)
....... 79,615 397,279
Apyx Medical Corp.
(a)
.................. 76,122 266,427
Artivion, Inc.
(a)
....................... 98,249 4,481,137
AxoGen, Inc.
(a)
....................... 103,572 3,389,912
Bioventus, Inc. , Class A
(a)
............... 107,733 801,534
Butterfly Network, Inc. , Class A
(a)(b)
......... 458,123 1,740,867
CapsoVision, Inc.
(a)(b)
.................. 13,164 140,723
Carlsmed, Inc.
(a)
...................... 15,983 197,390
Ceribell, Inc.
(a)
....................... 62,297 1,366,173
Cerus Corp.
(a)
....................... 431,941 889,798
ClearPoint Neuro, Inc.
(a)(b)
............... 61,576 842,360
CVRx, Inc.
(a)(b)
....................... 37,663 267,407
CytoSorbents Corp.
(a)(b)
................. 132,082 84,427
Delcath Systems, Inc.
(a)
................. 69,584 702,798
ElectroCore, Inc.
(a)(b)
................... 12,287 55,107
Electromed, Inc.
(a)
.................... 15,784 459,630
Envoy Medical, Inc. , Class A
(a)(b)
........... 38,723 25,600
enVVeno Medical Corp.
(a)(b)
.............. 42,371 13,593
Femasys, Inc.
(a)(b)
..................... 88,153 50,794
FONAR Corp.
(a)(b)
..................... 14,120 262,067
Fractyl Health, Inc.
(a)
................... 256,121 563,466
HeartBeam, Inc.
(a)(b)
................... 63,398 152,155
Inogen, Inc.
(a)
....................... 55,594 373,592
InspireMD, Inc.
(a)(b)
.................... 56,606 100,759
iRadimed Corp. ...................... 19,019 1,850,168
Kewaunee Scientific Corp.
(a)(b)
............ 5,057 189,182
KORU Medical Systems, Inc.
(a)(b)
........... 101,182 587,867
LENSAR, Inc.
(a)(b)
..................... 21,753 252,987
Lucid Diagnostics, Inc.
(a)(b)
............... 209,905 228,796
Microbot Medical, Inc.
(a)(b)
............... 156,674 313,348
Modular Medical, Inc.
(a)
................. 128,985 46,963
Myomo, Inc.
(a)(b)
...................... 78,692 71,610
Neuronetics, Inc.
(a)(b)
................... 89,499 123,509
NeuroPace, Inc.
(a)
.................... 58,948 910,157
Odysight.ai, Inc.
(a)
.................... 14,807 48,863
OraSure Technologies, Inc.
(a)
............. 166,112 401,991

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Orchestra BioMed Holdings, Inc.
(a)(b)
........ 93,004 $ 385,967
Orthofix Medical, Inc.
(a)(b)
................ 90,722 1,375,346
OrthoPediatrics Corp.
(a)(b)
................ 39,640 704,006
Outset Medical, Inc.
(a)
.................. 37,724 139,956
Owlet, Inc. , Class A
(a)
.................. 34,976 566,261
Picard Medical, Inc.
(a)(b)
................. 11,264 19,712
Precision Optics Corp., Inc.
(a)
............. 13,757 57,573
Pro-Dex, Inc.
(a)(b)
..................... 4,950 190,476
Pulmonx Corp.
(a)
..................... 90,433 199,857
Pulse Biosciences, Inc.
(a)(b)
............... 39,479 542,047
Rockwell Medical, Inc.
(a)(b)
............... 67,787 56,501
Sanara Medtech, Inc.
(a)(b)
................ 7,129 166,462
SANUWAVE Health, Inc.
(a)
............... 17,206 513,427
Semler Scientific, Inc.
(a)(b)
................ 30,890 472,308
Sensus Healthcare, Inc.
(a)(b)
.............. 31,486 125,314
Shoulder Innovations, Inc.
(a)
.............. 11,419 163,292
SI-BONE, Inc.
(a)(b)
..................... 89,555 1,766,025
Sight Sciences, Inc.
(a)(b)
................. 97,869 776,101
Spectral AI, Inc.
(a)(b)
.................... 50,471 71,669
Stereotaxis, Inc.
(a)
.................... 142,273 327,228
Tactile Systems Technology, Inc.
(a)
......... 51,644 1,497,676
Tela Bio, Inc.
(a)(b)
...................... 77,824 91,832
Utah Medical Products, Inc. .............. 7,059 395,022
Vicarious Surgical, Inc. , Class A
(a)(b)
......... 8,387 18,200
Vivani Medical, Inc.
(a)(b)
................. 70,219 86,369
35,046,703
Health Care Providers & Services — 1.3%
AirSculpt Technologies, Inc.
(a)
............. 41,073 81,324
Aveanna Healthcare Holdings, Inc.
(a)
........ 162,578 1,328,262
Castle Biosciences, Inc.
(a)
............... 66,424 2,583,894
Cross Country Healthcare, Inc.
(a)(b)
......... 73,174 592,709
Cryo-Cell International, Inc.
(b)
............. 11,813 40,636
DocGo, Inc.
(a)(b)
...................... 206,049 180,870
InfuSystem Holdings, Inc.
(a)
.............. 45,342 406,718
Joint Corp. (The)
(a)(b)
................... 33,068 288,353
Nano-X Imaging Ltd.
(a)(b)
................ 150,390 421,092
National Research Corp. ................ 27,771 521,262
Nutex Health, Inc.
(a)(b)
.................. 8,024 1,320,911
Oncology Institute, Inc. (The)
(a)(b)
........... 159,421 567,539
P3 Health Partners, Inc.
(a)
............... 2,771 9,698
Pennant Group, Inc. (The)
(a)
.............. 79,187 2,229,114
Prenetics Global Ltd. , Class A
(a)(b)
.......... 28,806 453,694
Quipt Home Medical Corp.
(a)(b)
............ 86,232 304,399
SBC Medical Group Holdings, Inc.
(a)(b)
....... 25,672 110,646
Sonida Senior Living, Inc.
(a)
.............. 12,883 420,115
Strata Critical Medical, Inc. , Class A
(a)(b)
...... 159,255 766,017
Talkspace, Inc.
(a)(b)
.................... 337,190 1,224,000
Viemed Healthcare, Inc.
(a)
............... 79,815 593,025
14,444,278
Health Care REITs — 0.5%
Diversified Healthcare Trust .............. 513,496 2,490,456
Global Medical REIT, Inc.
(b)
.............. 29,870 1,007,814
Strawberry Fields REIT, Inc. ............. 17,806 233,258
Universal Health Realty Income Trust ....... 30,146 1,182,025
4,913,553
Health Care Technology — 0.4%
CareCloud, Inc.
(a)(b)
.................... 85,274 249,000
Claritev Corp.
(a)(b)
..................... 17,724 757,701
Firefly Neuroscience, Inc.
(a)(b)
............. 23,686 20,725
Forian, Inc.
(a)(b)
....................... 36,123 76,581
Health Catalyst, Inc.
(a)(b)
................. 158,218 378,141
HealthStream, Inc.
(b)
................... 55,618 1,283,107
LifeMD, Inc.
(a)(b)
...................... 92,472 315,329
Security
Shares
Shares Value
Health Care Technology (continued)
OptimizeRx Corp.
(a)(b)
.................. 36,984 $ 453,424
Simulations Plus, Inc.
(a)
................. 39,043 711,754
TruBridge, Inc.
(a)
..................... 23,312 514,496
4,760,258
Hotel & Resort REITs — 0.1%
Ashford Hospitality Trust, Inc.
(a)(b)
.......... 13,716 58,430
Braemar Hotels & Resorts, Inc. ........... 128,971 370,147
Chatham Lodging Trust ................. 108,825 741,098
1,169,675
Hotels, Restaurants & Leisure — 1.2%
Allied Gaming & Entertainment, Inc.
(a)
....... 32,114 12,582
Ark Restaurants Corp.
(a)
................ 3,954 26,512
Bally's Corp.
(a)(b)
...................... 22,427 370,494
Biglari Holdings, Inc. , Class B, NVS
(a)
....... 1,577 524,242
BJ's Restaurants, Inc.
(a)(b)
............... 47,173 1,858,616
Canterbury Park Holding Corp. ............ 5,612 85,359
Century Casinos, Inc.
(a)
................. 63,913 85,004
Denny's Corp.
(a)
...................... 117,876 733,189
El Pollo Loco Holdings, Inc.
(a)
............. 64,924 679,105
FAT Brands, Inc. , Class A
(a)
.............. 14,959 4,706
Flanigan's Enterprises, Inc. .............. 1,139 33,715
Full House Resorts, Inc.
(a)(b)
.............. 80,019 208,850
Golden Entertainment, Inc. .............. 45,175 1,228,308
Inspired Entertainment, Inc.
(a)(b)
............ 58,415 546,764
Kura Sushi USA, Inc. , Class A
(a)(b)
.......... 14,701 769,303
Lindblad Expeditions Holdings, Inc.
(a)(b)
...... 88,041 1,269,551
Nathan's Famous, Inc. ................. 6,763 632,814
ONE Group Hospitality, Inc. (The)
(a)(b)
....... 56,959 99,678
Pursuit Attractions & Hospitality, Inc.
(a)
....... 49,603 1,670,629
Rave Restaurant Group, Inc.
(a)(b)
........... 25,607 84,503
RCI Hospitality Holdings, Inc.
(b)
............ 19,054 454,247
Red Robin Gourmet Burgers, Inc.
(a)(b)
........ 36,148 146,400
Serve Robotics, Inc.
(a)(b)
................. 145,142 1,506,574
13,031,145
Household Durables — 0.6%
Bassett Furniture Industries, Inc. .......... 19,034 319,010
Beazer Homes USA, Inc.
(a)(b)
............. 64,541 1,308,246
Ethan Allen Interiors, Inc. ............... 54,200 1,237,928
Flexsteel Industries, Inc. ................ 8,273 326,701
Hamilton Beach Brands Holding Co. , Class A .. 16,457 270,718
Hooker Furnishings Corp. ............... 24,580 277,508
Hovnanian Enterprises, Inc. , Class A
(a)
....... 11,165 1,089,034
Koss Corp.
(a)(b)
....................... 12,639 52,325
Legacy Housing Corp.
(a)(b)
............... 19,895 388,350
Lifetime Brands, Inc. ................... 29,203 115,352
Live Ventures, Inc.
(a)
................... 2,164 32,395
Lovesac Co. (The)
(a)(b)
.................. 31,046 457,929
Traeger, Inc.
(a)
....................... 79,703 86,079
United Homes Group, Inc. , Class A
(a)(b)
....... 23,357 36,437
Universal Electronics, Inc.
(a)
.............. 31,347 113,163
6,111,175
Household Products — 0.1%
Oil-Dri Corp. of America ................ 23,001 1,125,669
Independent Power and Renewable Electricity Producers — 0.1%
(a)
(b)
Hallador Energy Co. ................... 72,635 1,382,970
Spruce Power Holding Corp. ............. 39,553 201,325
1,584,295
Industrial REITs — 0.3%
Industrial Logistics Properties Trust ......... 125,056 692,810
One Liberty Properties, Inc. .............. 42,876 869,954

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Plymouth Industrial REIT, Inc. ............ 98,395 $ 2,152,883
3,715,647
Insurance — 1.6%
Abacus Global Management, Inc. .......... 94,392 807,052
American Coastal Insurance Corp. ......... 57,065 720,731
American Integrity Insurance Group, Inc.
(a)
.... 18,795 391,500
Atlantic American Corp. ................ 9,494 26,868
Citizens, Inc. , Class A
(a)(b)
............... 105,904 511,516
Crawford & Co. , Class A, NVS ............ 38,314 431,033
Donegal Group, Inc. , Class A ............. 39,345 786,113
eHealth, Inc.
(a)
....................... 67,213 309,180
GoHealth, Inc. , Class A
(a)(b)
.............. 20,981 45,109
Greenlight Capital Re Ltd. , Class A
(a)
........ 61,231 892,748
Heritage Insurance Holdings, Inc.
(a)
......... 57,511 1,682,772
Hippo Holdings, Inc.
(a)
.................. 41,897 1,260,262
Investors Title Co. .................... 3,344 834,796
James River Group Holdings, Inc. .......... 86,198 548,219
Kestrel Group Ltd.
(b)
................... 5,942 60,846
Kingstone Cos., Inc. ................... 26,381 443,992
Kingsway Financial Services, Inc.
(a)
......... 49,442 664,995
MBIA, Inc.
(a)(b)
....................... 106,903 765,425
NI Holdings, Inc.
(a)
.................... 15,965 212,334
Octave Specialty Group, Inc.
(a)
............ 105,800 823,124
Selectquote, Inc.
(a)
.................... 328,421 463,074
Tiptree, Inc. ........................ 55,036 1,005,508
United Fire Group, Inc. ................. 49,269 1,790,928
Universal Insurance Holdings, Inc. ......... 59,518 2,011,708
17,489,833
Interactive Media & Services — 0.9%
Angi, Inc.
(a)
......................... 84,377 1,090,995
Arena Group Holdings, Inc. (The)
(a)
......... 29,510 118,040
BuzzFeed, Inc.
(a)(b)
.................... 54,729 50,903
DHI Group, Inc.
(a)
..................... 98,382 152,492
EverQuote, Inc. , Class A
(a)
............... 67,974 1,835,298
fuboTV, Inc.
(a)(b)
...................... 780,563 1,967,019
Giftify, Inc.
(a)(b)
....................... 54,492 59,941
IZEA Worldwide, Inc.
(a)
................. 29,576 129,543
MediaAlpha, Inc. , Class A
(a)
.............. 79,209 1,025,757
Nextdoor Holdings, Inc. , Class A
(a)
......... 509,274 1,069,475
PSQ Holdings, Inc. , Class A
(a)(b)
........... 84,783 87,326
QuinStreet, Inc.
(a)
..................... 129,364 1,858,961
Teads Holding Co.
(a)(b)
.................. 87,375 61,503
Travelzoo
(a)(b)
........................ 13,780 98,114
TrueCar, Inc.
(a)
....................... 186,939 422,482
Zedge, Inc. , Class B
(b)
.................. 23,515 77,129
10,104,978
IT Services — 2.3%
Applied Digital Corp.
(a)(b)
................ 555,047 13,609,753
Backblaze, Inc. , Class A
(a)
............... 129,071 601,471
BigBear.ai Holdings, Inc.
(a)(b)
.............. 1,012,488 5,467,435
Cloudastructure, Inc. , Class A
(a)(b)
.......... 40,529 32,634
Crexendo, Inc.
(a)
..................... 39,994 258,761
CSP, Inc. .......................... 15,932 199,150
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 156,140 1,409,944
Hackett Group, Inc. (The) ............... 58,659 1,151,476
Information Services Group, Inc. ........... 82,714 478,087
Rackspace Technology, Inc.
(a)(b)
........... 191,137 185,575
Research Solutions, Inc.
(a)
............... 64,601 189,927
TSS, Inc.
(a)(b)
........................ 49,190 347,773
Tucows, Inc. , Class A
(a)
................. 15,783 353,855
Unisys Corp.
(a)
....................... 156,520 431,995
Security
Shares
Shares Value
IT Services (continued)
WidePoint Corp.
(a)
.................... 18,846 $ 101,203
24,819,039
Leisure Products — 0.4%
American Outdoor Brands, Inc.
(a)
.......... 28,638 221,372
Clarus Corp. ........................ 67,366 225,676
Escalade, Inc. ....................... 23,810 321,197
Funko, Inc. , Class A
(a)
.................. 94,802 322,327
JAKKS Pacific, Inc. ................... 21,040 355,155
Johnson Outdoors, Inc. , Class A ........... 13,557 575,495
Latham Group, Inc.
(a)
.................. 104,985 666,655
Marine Products Corp. ................. 19,956 174,814
MasterCraft Boat Holdings, Inc.
(a)
.......... 36,946 698,649
Smith & Wesson Brands, Inc. ............. 102,606 1,012,721
4,574,061
Life Sciences Tools & Services — 1.4%
(a)
Adaptive Biotechnologies Corp.
(b)
.......... 348,735 5,663,456
Alpha Teknova, Inc.
(b)
.................. 26,186 99,507
Atlantic International Corp.
(b)
............. 14,962 19,899
BioLife Solutions, Inc. .................. 96,009 2,321,498
Champions Oncology, Inc. ............... 20,478 141,503
Codexis, Inc. ........................ 209,007 340,681
Ginkgo Bioworks Holdings, Inc.
(b)
.......... 95,772 795,865
Inotiv, Inc.
(b)
......................... 76,826 43,184
Lifecore Biomedical, Inc.
(b)
............... 65,302 534,170
MaxCyte, Inc. ....................... 236,776 367,003
Niagen Bioscience, Inc. ................ 123,760 787,114
OmniAb, Inc.
(b)
....................... 244,748 452,784
Personalis, Inc.
(b)
..................... 117,280 933,549
Quanterix Corp. ...................... 102,025 648,879
Quantum-Si, Inc. , Class A
(b)
.............. 367,814 404,595
Rapid Micro Biosystems, Inc. , Class A
(b)
...... 72,370 209,873
Seer, Inc. , Class A .................... 107,495 196,716
Standard BioTools, Inc. ................. 700,134 896,172
14,856,448
Machinery — 2.4%
3D Systems Corp.
(a)(b)
.................. 291,191 515,408
Aebi Schmidt Holding AG ............... 86,951 1,099,930
AirJoule Technologies Corp.
(a)(b)
........... 56,033 220,770
Blue Bird Corp.
(a)
..................... 73,871 3,471,937
CECO Environmental Corp.
(a)(b)
........... 68,764 4,115,525
Columbus McKinnon Corp. .............. 66,182 1,141,639
Commercial Vehicle Group, Inc.
(a)(b)
......... 69,304 99,798
Douglas Dynamics, Inc. ................ 52,920 1,727,838
Eastern Co. (The)
(b)
................... 13,496 265,736
FreightCar America, Inc.
(a)(b)
.............. 33,268 368,277
Gencor Industries, Inc.
(a)
................ 24,195 313,567
Graham Corp.
(a)
...................... 24,324 1,562,330
Hurco Cos., Inc.
(a)
.................... 13,580 209,811
Hyster-Yale, Inc. , Class A ............... 27,443 815,331
L B Foster Co. , Class A
(a)
................ 23,597 635,939
Laser Photonics Corp.
(a)(b)
............... 30,989 76,543
Luxfer Holdings plc ................... 62,218 841,810
Manitowoc Co., Inc. (The)
(a)
.............. 80,654 967,041
Mayville Engineering Co., Inc.
(a)(b)
.......... 30,603 572,888
Microvast Holdings, Inc.
(a)(b)
.............. 465,385 1,303,078
Miller Industries, Inc. .................. 25,845 965,828
Nauticus Robotics, Inc.
(a)(b)
............... 12,637 9,699
NN, Inc.
(a)(b)
......................... 106,678 136,548
Novusterra, Inc.
(a)(b)(c)
.................. 12,894 —
Palladyne AI Corp.
(a)(b)
.................. 70,829 301,732
Park-Ohio Holdings Corp. ............... 22,715 475,652
Perma-Pipe International Holdings, Inc.
(a)(b)
.... 17,146 520,553

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Rain Enhancement Technologies Holdco, Inc. ,
Class A
(a)(b)
....................... 3,839 $ 22,420
Richtech Robotics, Inc. , Class B
(a)(b)
........ 358,194 1,156,967
Taylor Devices, Inc.
(a)(b)
................. 7,230 422,666
Titan International, Inc.
(a)
................ 113,623 889,668
Twin Disc, Inc. ....................... 26,488 441,820
Wabash National Corp. ................. 92,081 796,501
Xos, Inc.
(a)(b)
........................ 7,672 13,886
26,479,136
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.
(a)
......... 20,572 317,014
Genco Shipping & Trading Ltd. ............ 73,458 1,353,831
Himalaya Shipping Ltd.
(b)
................ 65,503 596,077
Pangaea Logistics Solutions Ltd. .......... 69,810 480,293
Safe Bulkers, Inc. .................... 120,562 581,109
3,328,324
Media — 0.7%
Boston Omaha Corp. , Class A
(a)(b)
.......... 50,876 629,336
Cardlytics, Inc.
(a)(b)
.................... 115,672 133,023
Emerald Holding, Inc.
(b)
................. 33,595 150,170
Entravision Communications Corp. , Class A ... 145,512 426,350
EW Scripps Co. (The) , Class A
(a)
.......... 148,409 592,152
Fluent, Inc.
(a)(b)
....................... 33,828 81,187
Gambling.com Group Ltd.
(a)(b)
............. 43,650 238,329
Harte Hanks, Inc.
(a)
.................... 9,823 29,567
iHeartMedia, Inc. , Class A
(a)(b)
............. 284,467 1,183,383
Lee Enterprises, Inc.
(a)(b)
................ 10,372 49,682
Marchex, Inc. , Class B
(a)
................ 51,424 85,364
National CineMedia, Inc.
(b)
............... 154,829 602,285
Nexxen International Ltd.
(a)(b)
............. 80,462 526,221
Saga Communications, Inc. , Class A ........ 11,068 126,286
Thryv Holdings, Inc.
(a)
.................. 87,138 527,185
Townsquare Media, Inc. , Class A .......... 31,709 162,984
Urban One, Inc. , Class A
(a)
............... 18,087 18,630
USA TODAY Co., Inc.
(a)(b)
................ 329,755 1,698,238
7,260,372
Metals & Mining — 2.8%
5E Advanced Materials, Inc.
(a)(b)
........... 16,043 48,931
American Battery Technology Co.
(a)(b)
........ 264,515 883,480
American Infrastructure Corp.
(a)(b)
.......... 18,637 1
Ampco-Pittsburgh Corp.
(a)
............... 35,896 191,326
Caledonia Mining Corp. plc .............. 38,623 1,010,764
Contango ORE, Inc.
(a)
.................. 25,914 684,389
Critical Metals Corp.
(a)(b)
................. 105,929 735,147
Dakota Gold Corp.
(a)
................... 207,597 1,179,151
Ferroglobe plc ....................... 279,602 1,297,353
Friedman Industries, Inc. ................ 15,798 323,701
Hycroft Mining Holding Corp. , Class A
(a)(b)
..... 129,166 3,070,276
Idaho Strategic Resources, Inc.
(a)(b)
......... 33,470 1,348,841
Ivanhoe Electric, Inc.
(a)(b)
................ 249,169 3,981,721
Lifezone Metals Ltd.
(a)(b)
................. 64,726 276,380
Metallus, Inc.
(a)
...................... 85,750 1,471,470
NioCorp Developments Ltd.
(a)(b)
........... 250,662 1,328,508
Olympic Steel, Inc. .................... 23,131 989,660
Perpetua Resources Corp.
(a)(b)
............ 198,797 4,812,875
Ramaco Resources, Inc. , Class A
(a)
......... 96,967 1,745,406
ReElement Technologies Corp.
(a)(b)
......... 31,713 23,902
SunCoke Energy, Inc. .................. 197,200 1,419,840
Tredegar Corp.
(a)
..................... 62,504 448,779
United States Antimony Corp.
(a)(b)
.......... 278,307 1,397,101
US Gold Corp.
(a)
..................... 27,886 541,267
US Goldmining, Inc.
(a)
.................. 5,290 46,658
Security
Shares
Shares Value
Metals & Mining (continued)
Vox Royalty Corp. .................... 138,731 $ 657,585
29,914,512
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
ACRES Commercial Realty Corp.
(a)
......... 14,356 306,357
Advanced Flower Capital, Inc. ............ 40,717 116,043
Angel Oak Mortgage REIT, Inc. ........... 31,432 270,630
Ares Commercial Real Estate Corp. ........ 123,240 589,087
Cherry Hill Mortgage Investment Corp. ...... 83,366 212,583
Chicago Atlantic Real Estate Finance, Inc. .... 42,517 521,258
Ellington Financial, Inc. ................. 228,104 3,097,652
Franklin BSP Realty Trust, Inc. ............ 191,240 1,918,137
Granite Point Mortgage Trust, Inc. ......... 105,664 253,594
Invesco Mortgage Capital, Inc. ............ 166,742 1,402,300
Lument Finance Trust, Inc. .............. 104,695 147,620
Manhattan Bridge Capital, Inc. ............ 19,588 91,084
Nexpoint Real Estate Finance, Inc. ......... 17,545 247,034
Orchid Island Capital, Inc. ............... 357,588 2,574,634
Rithm Property Trust, Inc. ............... 15,899 263,614
Sachem Capital Corp. .................. 108,800 113,152
Seven Hills Realty Trust ................ 51,529 458,608
Sunrise Realty Trust, Inc. ............... 23,844 224,849
TPG Mortgage Investment Trust, Inc. ....... 66,884 569,852
13,378,088
Multi-Utilities — 0.2%
Unitil Corp. ......................... 41,333 2,002,171
Office REITs — 0.4%
City Office REIT, Inc. .................. 91,366 638,648
Franklin Street Properties Corp. ........... 179,503 169,774
NET Lease Office Properties ............. 34,766 896,615
Orion Properties, Inc. .................. 122,282 276,357
Peakstone Realty Trust , Class E .......... 86,114 1,235,736
Postal Realty Trust, Inc. , Class A .......... 54,710 883,020
4,100,150
Oil, Gas & Consumable Fuels — 3.4%
Aemetis, Inc.
(a)(b)
..................... 135,937 188,952
Amplify Energy Corp.
(a)(b)
................ 80,157 366,317
Ardmore Shipping Corp. ................ 80,749 855,132
Centrus Energy Corp. , Class A
(a)(b)
......... 39,355 9,553,820
Comstock, Inc.
(a)(b)
.................... 115,592 434,626
Diversified Energy Co. ................. 145,241 2,103,090
Empire Petroleum Corp.
(a)(b)
.............. 33,407 101,557
Encore Energy Corp.
(a)(b)
................ 430,966 1,068,796
Energy Fuels, Inc.
(a)(b)
.................. 533,325 7,754,546
Epsilon Energy Ltd. ................... 44,047 204,378
Evolution Petroleum Corp. ............... 72,482 256,586
FutureFuel Corp. ..................... 59,103 188,539
Gevo, Inc.
(a)(b)
....................... 541,195 1,082,390
Granite Ridge Resources, Inc. ............ 126,718 595,575
Green Plains, Inc.
(a)
................... 157,064 1,539,227
Kolibri Global Energy, Inc.
(a)(b)
............. 69,272 272,239
Lightbridge Corp.
(a)(b)
................... 62,643 791,808
NACCO Industries, Inc. , Class A ........... 9,361 459,063
NextNRG, Inc.
(a)(b)
.................... 82,940 120,263
Nordic American Tankers Ltd. ............ 476,632 1,639,614
OPAL Fuels, Inc. , Class A
(a)
.............. 48,595 114,441
Prairie Operating Co.
(a)(b)
................ 66,786 112,868
PrimeEnergy Resources Corp.
(a)(b)
.......... 947 161,937
REX American Resources Corp.
(a)
......... 67,018 2,166,022
Riley Exploration Permian, Inc. ............ 34,572 912,701
SandRidge Energy, Inc. ................ 85,043 1,227,170
Stabilis Solutions, Inc.
(a)
................ 7,061 32,128
Summit Midstream Corp.
(a)
.............. 21,971 586,186

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Teekay Corp. Ltd. .................... 124,424 $ 1,123,549
US Energy Corp.
(a)
.................... 13,733 12,684
VAALCO Energy, Inc. .................. 239,734 872,632
Verde Clean Fuels, Inc.
(a)(b)
.............. 9,437 19,440
W&T Offshore, Inc. .................... 232,657 379,231
XCF Global, Inc. , Class A
(a)(b)
............. 83,565 22,813
37,320,320
Paper & Forest Products — 0.2%
(a)
Clearwater Paper Corp. ................ 36,385 633,099
Magnera Corp.
(b)
..................... 74,687 1,130,761
1,763,860
Passenger Airlines — 0.0%
(a)(b)
flyExclusive, Inc. ..................... 13,916 57,195
Republic Airways Holdings, Inc. ........... 5,108 93,834
Surf Air Mobility, Inc. ................... 84,959 164,820
315,849
Personal Care Products — 0.2%
AXIL Brands, Inc.
(a)(b)
.................. 8,516 59,016
Beauty Health Co. (The) , Class A
(a)(b)
........ 267,565 371,915
FitLife Brands, Inc.
(a)(b)
.................. 8,855 144,071
Honest Co., Inc. (The)
(a)(b)
............... 218,288 563,183
Lifevantage Corp. .................... 24,685 152,060
Medifast, Inc.
(a)(b)
..................... 25,242 269,585
Natural Health Trends Corp. ............. 17,409 53,794
Nature's Sunshine Products, Inc.
(a)
......... 38,828 837,908
United-Guardian, Inc. .................. 7,409 45,639
2,497,171
Pharmaceuticals — 7.4%
Aardvark Therapeutics, Inc.
(a)(b)
............ 29,655 389,222
Aclaris Therapeutics, Inc.
(a)
.............. 214,846 646,686
Alto Neuroscience, Inc.
(a)(b)
............... 51,527 917,181
Alumis, Inc.
(a)
....................... 132,169 1,289,969
Amylyx Pharmaceuticals, Inc.
(a)(b)
.......... 206,510 2,494,641
AN2 Therapeutics, Inc.
(a)
................ 55,769 63,577
Anebulo Pharmaceuticals, Inc.
(a)
........... 21,918 22,137
Aquestive Therapeutics, Inc.
(a)(b)
........... 244,215 1,577,629
Atea Pharmaceuticals, Inc.
(a)(b)
............ 166,339 593,830
BioAge Labs, Inc.
(a)
................... 55,464 733,789
Biote Corp. , Class A
(a)
.................. 68,070 176,982
Cadrenal Therapeutics, Inc.
(a)(b)
........... 3,258 22,089
Cassava Sciences, Inc.
(a)(b)
.............. 99,665 197,337
Collegium Pharmaceutical, Inc.
(a)
.......... 73,224 3,390,271
Contineum Therapeutics, Inc. , Class A
(a)
..... 39,739 454,217
CorMedix, Inc.
(a)(b)
.................... 173,072 2,012,827
Cumberland Pharmaceuticals, Inc.
(a)
........ 18,431 73,355
Enliven Therapeutics, Inc.
(a)(b)
............. 91,474 1,408,700
Esperion Therapeutics, Inc.
(a)
............. 546,775 2,023,068
Eton Pharmaceuticals, Inc.
(a)(b)
............ 59,297 1,002,712
Evolus, Inc.
(a)
....................... 121,445 807,609
EyePoint, Inc.
(a)
...................... 176,641 3,227,231
Fulcrum Therapeutics, Inc.
(a)
............. 100,691 1,138,815
Harrow, Inc.
(a)(b)
...................... 73,546 3,603,754
ImageneBio, Inc.
(a)(b)
................... 20,716 142,940
Journey Medical Corp.
(a)(b)
............... 33,504 258,316
LB Pharmaceuticals, Inc.
(a)(b)
............. 43,049 958,271
LENZ Therapeutics, Inc.
(a)(b)
.............. 37,846 605,536
Liquidia Corp.
(a)(b)
..................... 149,844 5,168,120
Maze Therapeutics, Inc.
(a)
............... 50,118 2,076,389
MBX Biosciences, Inc.
(a)
................ 66,555 2,099,145
MediWound Ltd.
(a)(b)
................... 22,711 419,245
Mind Medicine MindMed, Inc.
(a)(b)
.......... 219,998 2,945,773
Neonc Technologies Holdings, Inc.
(a)(b)
....... 21,049 174,075
Security
Shares
Shares Value
Pharmaceuticals (continued)
NRX Therapeutics, Inc.
(a)(b)
.............. 49,333 $ 133,692
Nutriband, Inc.
(a)(b)
.................... 8,106 36,801
Nuvation Bio, Inc. , Class A
(a)(b)
............ 562,743 5,042,177
Omeros Corp.
(a)(b)
..................... 154,018 2,645,259
Oramed Pharmaceuticals, Inc.
(a)(b)
.......... 81,094 231,118
Phathom Pharmaceuticals, Inc.
(a)(b)
......... 92,245 1,530,345
Phibro Animal Health Corp. , Class A ........ 47,567 1,777,103
Pliant Therapeutics, Inc.
(a)
............... 131,548 160,489
Rafael Holdings, Inc. , Class B
(a)
........... 48,907 57,710
Rani Therapeutics Holdings, Inc. , Class A
(a)(b)
.. 175,089 236,370
Rapport Therapeutics, Inc.
(a)(b)
............ 66,494 2,017,428
Scilex Holding Co.
(a)
................... 13,280 162,016
SIGA Technologies, Inc. ................ 95,924 586,096
Telomir Pharmaceuticals, Inc.
(a)(b)
.......... 39,785 52,914
Terns Pharmaceuticals, Inc.
(a)
............. 200,131 8,085,292
Theravance Biopharma, Inc.
(a)(b)
........... 87,983 1,646,162
Third Harmonic Bio, Inc.
(a)(c)
.............. 58,054 1,742
Trevi Therapeutics, Inc.
(a)(b)
.............. 211,409 2,646,841
Tvardi Therapeutics, Inc.
(a)
............... 11,664 50,155
Ventyx Biosciences, Inc.
(a)(b)
.............. 151,336 1,366,564
WaVe Life Sciences Ltd.
(a)
............... 270,632 4,600,744
Xeris Biopharma Holdings, Inc.
(a)
.......... 357,462 2,806,077
Zevra Therapeutics, Inc.
(a)(b)
.............. 130,315 1,167,622
80,156,155
Professional Services — 1.9%
Asure Software, Inc.
(a)(b)
................. 59,105 556,769
Barrett Business Services, Inc. ............ 58,217 2,108,038
BGSF, Inc. ......................... 25,483 117,986
BlackSky Technology, Inc. , Class A
(a)(b)
....... 72,687 1,362,881
CRA International, Inc. ................. 14,954 3,001,193
DLH Holdings Corp.
(a)(b)
................. 29,838 168,585
Forrester Research, Inc.
(a)(b)
.............. 26,222 212,923
Franklin Covey Co.
(a)(b)
................. 25,152 422,051
HireQuest, Inc. ...................... 13,348 140,288
IBEX Holdings Ltd.
(a)
................... 23,455 895,512
Innodata, Inc.
(a)(b)
..................... 71,671 3,651,637
Kelly Services, Inc. , Class A, NVS ......... 71,684 630,819
Mastech Digital, Inc.
(a)
.................. 8,402 58,646
Mistras Group, Inc.
(a)
.................. 29,126 368,444
Nixxy, Inc.
(a)(b)
....................... 37,889 36,396
RCM Technologies, Inc.
(a)(b)
.............. 11,463 234,361
Resolute Holdings Management, Inc.
(a)(b)
..... 9,886 2,040,767
Resources Connection, Inc. .............. 73,136 368,605
Skillsoft Corp. , Class A
(a)(b)
............... 12,250 113,925
Spire Global, Inc. , Class A
(a)(b)
............ 64,202 481,515
TrueBlue, Inc.
(a)(b)
..................... 67,028 304,977
TTEC Holdings, Inc.
(a)
.................. 48,024 172,886
Where Food Comes From, Inc.
(a)(b)
......... 5,810 66,757
Willdan Group, Inc.
(a)
.................. 32,771 3,397,042
20,913,003
Real Estate Management & Development — 0.5%
(a)
American Realty Investors, Inc. ........... 3,434 55,150
AMREP Corp.
(b)
...................... 6,952 130,698
Comstock Holding Cos., Inc. , Class A
(b)
...... 8,649 100,501
Douglas Elliman, Inc. .................. 171,636 406,777
FRP Holdings, Inc. .................... 27,219 620,321
JW Mays, Inc. ....................... 751 29,995
Linkhome Holdings, Inc.
(b)
............... 3,901 29,804
Logistic Properties of The Americas
(b)
....... 9,362 25,558
Maui Land & Pineapple Co., Inc. .......... 15,888 269,143
Offerpad Solutions, Inc.
(b)
............... 67,770 82,002
RE/MAX Holdings, Inc. , Class A ........... 42,505 322,613
Real Brokerage, Inc. (The) .............. 309,275 1,128,854

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Seaport Entertainment Group, Inc.
(b)
........ 17,477 $ 345,520
Star Holdings
(b)
...................... 29,827 245,476
Stratus Properties, Inc. ................. 15,646 378,320
Tejon Ranch Co. ..................... 49,146 775,032
Transcontinental Realty Investors, Inc. ...... 4,448 260,742
5,206,506
Residential REITs — 0.1%
Bluerock Homes Trust, Inc. .............. 7,904 84,336
BRT Apartments Corp. ................. 25,309 372,042
Clipper Realty, Inc. .................... 33,126 126,541
582,919
Retail REITs — 0.3%
CBL & Associates Properties, Inc. .......... 42,657 1,578,309
FrontView REIT, Inc. ................... 47,981 708,200
Whitestone REIT ..................... 105,407 1,464,103
3,750,612
Semiconductors & Semiconductor Equipment — 1.8%
Aehr Test Systems
(a)(b)
.................. 66,599 1,344,634
Aeluma, Inc.
(a)(b)
...................... 30,406 522,071
Alpha & Omega Semiconductor Ltd.
(a)
....... 58,512 1,159,123
Ambiq Micro, Inc.
(a)(b)
.................. 10,902 310,707
Amtech Systems, Inc.
(a)
................. 31,806 399,165
Atomera, Inc.
(a)(b)
..................... 71,951 159,012
AXT, Inc.
(a)(b)
........................ 101,628 1,661,618
Blaize Holdings, Inc.
(a)(b)
................ 179,412 349,853
CEVA, Inc.
(a)(b)
....................... 54,729 1,177,768
Everspin Technologies, Inc.
(a)
............. 43,626 404,849
GCT Semiconductor Holding, Inc.
(a)(b)
....... 85,053 102,064
GSI Technology, Inc.
(a)(b)
................ 61,239 380,294
Ichor Holdings Ltd.
(a)
................... 79,469 1,464,614
indie Semiconductor, Inc. , Class A
(a)(b)
....... 458,368 1,618,039
inTEST Corp.
(a)
...................... 25,921 193,630
Kopin Corp.
(a)(b)
...................... 418,381 979,011
Maxeon Solar Technologies Ltd.
(a)(b)
......... 17,501 48,128
Navitas Semiconductor Corp.
(a)(b)
.......... 373,974 2,670,174
NVE Corp. ......................... 11,269 668,590
Penguin Solutions, Inc.
(a)
................ 121,691 2,380,276
QuickLogic Corp.
(a)(b)
................... 35,288 212,081
SkyWater Technology, Inc.
(a)(b)
............ 70,980 1,288,997
19,494,698
Software — 5.1%
8x8, Inc.
(a)
.......................... 312,520 615,664
A10 Networks, Inc. .................... 168,038 2,972,592
ACCESS Newswire, Inc.
(a)
............... 7,011 65,202
Airship AI Holdings, Inc. , Class A
(a)(b)
........ 54,348 157,066
Arteris, Inc.
(a)
........................ 70,829 1,097,849
AudioEye, Inc.
(a)(b)
.................... 18,434 184,156
authID, Inc.
(a)(b)
...................... 24,552 21,476
Aware, Inc.
(a)
........................ 27,829 51,762
Bit Digital, Inc.
(a)(b)
..................... 744,663 1,407,413
Blend Labs, Inc. , Class A
(a)(b)
............. 461,633 1,403,364
BTCS, Inc.
(b)
........................ 89,596 236,533
Cerence, Inc.
(a)
...................... 94,675 1,012,076
Chaince Digital Holdings, Inc.
(a)(b)
.......... 77,844 386,885
Cipher Mining, Inc.
(a)(b)
.................. 757,621 11,182,486
Consensus Cloud Solutions, Inc.
(a)
......... 44,085 961,935
CS Disco, Inc.
(a)
...................... 56,621 439,379
Daily Journal Corp.
(a)(b)
................. 2,948 1,436,619
Datacentrex, Inc.
(a)(b)
................... 24,937 68,577
Digimarc Corp.
(a)(b)
.................... 36,620 240,227
Digital Turbine, Inc.
(a)
.................. 253,563 1,267,815
Domo, Inc. , Class B
(a)(b)
................. 78,582 662,446
Security
Shares
Shares Value
Software (continued)
Duos Technologies Group, Inc.
(a)(b)
......... 39,686 $ 446,467
eGain Corp.
(a)(b)
...................... 37,694 387,871
Expensify, Inc. , Class A
(a)
............... 137,716 207,951
Fatpipe, Inc.
(a)
....................... 13,261 26,787
I3 Verticals, Inc. , Class A
(a)(b)
............. 54,640 1,376,382
Intellicheck, Inc.
(a)(b)
................... 44,428 296,779
Intellinetics, Inc.
(a)
..................... 7,030 56,078
Kaltura, Inc.
(a)
....................... 211,853 347,439
Mitek Systems, Inc.
(a)
.................. 104,030 1,097,517
Nukkleus, Inc.
(a)(b)
..................... 26,463 106,646
ON24, Inc.
(a)
........................ 87,572 697,073
OneSpan, Inc. ....................... 84,328 1,082,772
Ooma, Inc.
(a)
........................ 59,258 695,096
Pagaya Technologies Ltd. , Class A
(a)(b)
....... 119,363 2,494,687
Phunware, Inc.
(a)(b)
.................... 48,959 90,574
Porch Group, Inc.
(a)
................... 202,639 1,850,094
Red Violet, Inc. ...................... 26,433 1,505,359
Rekor Systems, Inc.
(a)(b)
................. 281,882 388,997
ReposiTrak, Inc.
(b)
.................... 26,337 325,789
Rezolve AI plc
(a)(b)
..................... 419,442 1,077,966
Rimini Street, Inc.
(a)
................... 114,291 443,449
Roadzen, Inc.
(a)(b)
..................... 74,324 179,121
Silvaco Group, Inc.
(a)(b)
................. 17,739 71,843
SoundThinking, Inc.
(a)
.................. 21,677 174,066
SRAX, Inc.
(a)
........................ 49,878 2,993
Synchronoss Technologies, Inc.
(a)
.......... 21,824 186,813
Telos Corp.
(a)
........................ 124,548 635,195
Terawulf, Inc.
(a)(b)
..................... 708,267 8,137,988
Upland Software, Inc.
(a)
................. 47,152 67,427
Veea, Inc.
(a)(b)
........................ 37,212 23,719
Veritone, Inc.
(a)(b)
..................... 174,210 810,077
Viant Technology, Inc. , Class A
(a)
........... 34,705 417,848
VirnetX Holding Corp.
(a)(b)
................ 8,771 146,388
Weave Communications, Inc.
(a)
........... 142,098 1,078,524
WM Technology, Inc. , Class A
(a)
........... 209,206 172,616
Xperi, Inc.
(a)(b)
....................... 106,162 622,109
Yext, Inc.
(a)
......................... 237,314 1,912,751
ZenaTech, Inc.
(a)(b)
.................... 24,613 78,762
55,591,535
Specialized REITs — 0.2%
Farmland Partners, Inc. ................ 90,659 878,486
Gladstone Land Corp. ................. 79,775 729,941
Global Self Storage, Inc. ................ 24,307 123,966
1,732,393
Specialty Retail — 2.0%
1-800-Flowers.com, Inc. , Class A
(a)(b)
........ 53,305 209,489
aka Brands Holding Corp.
(a)
.............. 2,124 22,727
America's Car-Mart, Inc.
(a)(b)
.............. 16,604 419,417
BARK, Inc. , Class A
(a)(b)
................. 224,247 135,109
Barnes & Noble Education, Inc.
(a)(b)
......... 37,594 345,489
Bed Bath & Beyond, Inc.
(a)(b)
.............. 160,220 874,801
Build-A-Bear Workshop, Inc. ............. 29,059 1,780,445
Caleres, Inc. ........................ 77,157 939,001
Cato Corp. (The) , Class A
(a)
.............. 34,090 105,338
Children's Place, Inc. (The)
(a)(b)
............ 16,105 64,098
Citi Trends, Inc.
(a)
..................... 11,176 464,475
Designer Brands, Inc. , Class A ............ 78,105 580,320
Destination XL Group, Inc.
(a)
............. 104,552 96,136
Duluth Holdings, Inc. , Class B
(a)(b)
.......... 29,131 60,592
Envela Corp.
(a)(b)
..................... 15,564 208,246
Genesco, Inc.
(a)(b)
..................... 23,224 575,258
Grove Collaborative Holdings
(a)(b)
.......... 55,303 60,833
GrowGeneration Corp.
(a)
................ 129,699 194,549

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Haverty Furniture Cos., Inc. .............. 31,500 $ 735,840
J Jill, Inc. .......................... 16,976 232,911
Lands' End, Inc.
(a)(b)
................... 21,611 313,792
MarineMax, Inc.
(a)
..................... 44,333 1,074,189
Newegg Commerce, Inc.
(a)(b)
............. 2,825 143,397
OneWater Marine, Inc. , Class A
(a)
.......... 26,562 287,401
Outdoor Holding Co.
(a)(b)
................ 202,972 347,082
PetMed Express, Inc.
(a)
................. 34,560 110,592
RealReal, Inc. (The)
(a)
.................. 234,817 3,705,412
RideNow Group, Inc. , Class B
(a)(b)
.......... 52,495 289,772
Shoe Carnival, Inc. .................... 42,337 714,649
Sleep Number Corp.
(a)(b)
................ 42,783 361,944
Sportsman's Warehouse Holdings, Inc.
(a)
..... 86,777 126,694
Stitch Fix, Inc. , Class A
(a)
................ 261,438 1,372,550
ThredUp, Inc. , Class A
(a)
................ 228,691 1,461,335
Tilly's, Inc. , Class A
(a)(b)
................. 31,979 63,638
Torrid Holdings, Inc.
(a)(b)
................. 81,233 79,478
Winmark Corp. ...................... 6,961 2,818,787
Zumiez, Inc.
(a)
....................... 30,857 803,825
22,179,611
Technology Hardware, Storage & Peripherals — 0.5%
AstroNova, Inc.
(a)(b)
.................... 15,478 133,885
CompoSecure, Inc. , Class A
(a)
............ 133,694 2,577,620
CPI Card Group, Inc.
(a)(b)
................ 13,798 202,554
Eastman Kodak Co.
(a)
.................. 112,784 954,153
Foxx Development Holdings, Inc.
(a)(b)
........ 2,730 12,667
Immersion Corp. ..................... 65,741 447,039
One Stop Systems, Inc.
(a)(b)
.............. 47,918 344,051
Quantum Corp.
(a)(b)
.................... 24,456 157,741
TransAct Technologies, Inc.
(a)
............. 21,726 86,904
Turtle Beach Corp.
(a)
................... 36,924 518,044
5,434,658
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc. , Class A
(a)(b)
................ 13,068 53,579
Crown Crafts, Inc. .................... 24,446 67,715
Culp, Inc.
(a)
......................... 27,099 96,473
Fossil Group, Inc.
(a)(b)
.................. 115,846 435,581
Jerash Holdings US, Inc. ................ 14,766 45,036
Lakeland Industries, Inc.
(b)
............... 19,860 175,562
Movado Group, Inc. ................... 35,457 731,123
Playboy, Inc.
(a)
....................... 149,176 280,451
Rocky Brands, Inc. .................... 16,505 484,092
Superior Group of Cos., Inc. ............. 25,628 248,079
Unifi, Inc.
(a)
......................... 36,239 126,837
Vera Bradley, Inc.
(a)
................... 46,252 111,930
2,856,458
Tobacco — 0.4%
Ispire Technology, Inc.
(a)(b)
............... 45,535 127,498
Turning Point Brands, Inc. ............... 40,504 4,390,634
4,518,132
Trading Companies & Distributors — 0.7%
Alta Equipment Group, Inc. , Class A ........ 45,799 210,675
BlueLinx Holdings, Inc.
(a)(b)
............... 17,888 1,098,860
EVI Industries, Inc. .................... 11,860 292,230
Hudson Technologies, Inc.
(a)
............. 89,891 615,753
Karat Packaging, Inc. .................. 20,009 451,603
Marwynn Holdings, Inc.
(a)
............... 26,210 21,985
NPK International, Inc.
(a)
................ 191,857 2,286,936
Titan Machinery, Inc.
(a)
................. 49,362 742,405
Transcat, Inc.
(a)
...................... 21,456 1,217,199
Willis Lease Finance Corp.
(b)
............. 6,570 891,155
7,828,801
Security
Shares
Shares Value
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)(b)
....... 48,742 $ 437,216
Water Utilities — 0.4%
Cadiz, Inc.
(a)(b)
....................... 128,720 722,119
Consolidated Water Co. Ltd. ............. 35,322 1,246,513
Global Water Resources, Inc. ............. 29,435 248,726
Pure Cycle Corp.
(a)
.................... 48,855 536,917
York Water Co. (The) .................. 33,432 1,064,475
3,818,750
Wireless Telecommunication Services — 0.1%
KORE Group Holdings, Inc.
(a)(b)
............ 11,839 49,960
Spok Holdings, Inc. ................... 47,498 626,499
SurgePays, Inc.
(a)(b)
................... 27,949 46,675
723,134
Total Common Stocks — 99.7%
(Cost: $994,721,950) .............................. 1,085,385,413
Preferred Stocks
Pharmaceuticals — 0.0%
Nutriband, Inc.
(a)(b)(c)
................... 1,879 —
Software — 0.0%
BTCS, Inc. ......................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $–) ..................................... —
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 33,109 16,885
Ikena Oncology Securities Corp., CVR ...... 67,791 2,034
Oncternal Therapeutics, Inc., CVR
(b)
........ 1,634 —
Sanofi Aatd, Inc., CVR ................. 73,455 120,466
139,385
Health Care Equipment & Supplies — 0.0%
Monogram Technologies, Inc., CVR
(a)(b)(c)
..... 34,017 67,354
Pharmaceuticals — 0.0%
(a)(b)
Contra Catalyst, CVR
(c)
................ 37,156 —
Optinose, Inc., CVR ................... 473 284
284
Total Rights — 0.0%
(Cost: $117,867) ................................. 207,023
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29)
(a)(b)
................ 3,712 5,067
Total Warrants — 0.0%
(Cost: $—) ..................................... 5,067
Total Long-Term Investments — 99.7%
(Cost: $994,839,817) .............................. 1,085,597,503

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 20.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(f)
................... 224,147,667 $ 224,259,741
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 2,091,912 2,091,912
Total Short-Term Securities — 20.8%
(Cost: $ 226,256,590) .............................. 226,351,653
Total Investments — 120.5%
(Cost: $1,221,096,407 ) ............................ 1,311,949,156
Liabilities in Excess of Other Assets — (20.5)% ............ (223,119,552)
Net Assets — 100.0% ...............................
$ 1,088,829,604
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 152,193,743 $ 72,060,082
(a)
$ — $ 408 $ 5,508 $ 224,259,741 224,147,667 $ 3,498,886
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,228,494 863,418
(a)
— — — 2,091,912 2,091,912 59,757 —
$ 408 $ 5,508 $ 226,351,653 $ 3,558,643 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 19 03/20/26 $ 2,373 $ (66,117)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Micro-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,085,356,775 $ 26,896 $ 1,742 $ 1,085,385,413
Preferred Stocks — — — —
Rights ................................................ — 284 206,739 207,023
Warrants .............................................. — 5,067 — 5,067
Short-Term Securities
Money Market Funds ...................................... 226,351,653 — — 226,351,653
$ 1,311,708,428 $ 32,247 $ 208,481 $ 1,311,949,156
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (66,117) $ — $ — $ (66,117)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust